Events after the reporting period (Details) - Announcement of merger with Kismet Acquisition One Corp - USD ($) $ in Thousands	Aug. 26, 2021	Sep. 30, 2021
Disclosure of non-adjusting events after reporting period [line items]
Minimum cash closing condition satisfied		$ 100,000
Cash acquired	$ 62,530
Nexters Inc
Disclosure of non-adjusting events after reporting period [line items]
Percentage of outstanding shares acquired	89.90%
Cash transferred	$ 57,122
Term for cash transfer after the closing of the Transaction	90 days